Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 10,822	$ 12,391
Accumulated benefit obligation	10,820	12,389
Fair value of plan assets	$ 9,364	$ 9,490